UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: July 31

Date of reporting period: October 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON WESTERN ASSET

HIGH INCOME FUND

FORM N-Q

October 31, 2009

Legg Mason Western Asset High Income Fund

Schedule of Investments (unaudited)	October 31, 2009

Face Amount	Security	Value
CORPORATE BONDS & NOTES - 92.6%
CONSUMER DISCRETIONARY - 18.5%
Auto Components - 0.6%
$400,000	Affinia Group Inc., Senior Secured Notes, 10.750% due 8/15/16 (a)	$441,000
1,560,000	Allison Transmission Inc., Senior Notes, 11.250% due 11/1/15 (a)(b)	1,552,200
	Visteon Corp., Senior Notes:
808,000	8.250% due 8/1/10 (c)	210,080
866,000	12.250% due 12/31/16 (a)(c)	324,750

	Total Auto Components	2,528,030

Automobiles - 0.4%
	Motors Liquidation Co.:
6,100,000	Senior Debentures, 8.375% due 7/15/33 (c)	945,500
4,125,000	Senior Notes, 7.200% due 1/15/11 (c)	618,750

	Total Automobiles	1,564,250

Diversified Consumer Services - 0.1%
488,000	Education Management LLC/Education Management Finance Corp., Senior Subordinated Notes, 10.250% due 6/1/16	534,360

Hotels, Restaurants & Leisure - 7.4%
1,390,000	Ameristar Casinos Inc., Senior Notes, 9.250% due 6/1/14 (a)	1,452,550
580,000	Boyd Gaming Corp., Senior Subordinated Notes, 7.125% due 2/1/16	504,600
2,355,000	Buffets Inc., 12.500% due 11/1/14 (c)(d)(e)	0
1,740,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	1,783,500
1,735,000	Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15 (a)	1,414,025
	El Pollo Loco Inc.:
3,000,000	Senior Notes, 11.750% due 11/15/13	2,775,000
710,000	Senior Secured Notes, 11.750% due 12/1/12 (a)	749,050
	Harrah’s Operating Co. Inc.:
2,840,000	Senior Notes, 10.750% due 2/1/16	2,186,800
	Senior Secured Notes:
715,000	10.000% due 12/15/15 (a)	564,850
1,425,000	11.250% due 6/1/17 (a)	1,460,625
2,335,000	Harrah’s Operating Escrow LLC/Harrahs Escrow Corp., Senior Secured Notes, 11.250% due 6/1/17 (a)	2,393,375
2,000,000	Indianapolis Downs LLC & Capital Corp., Senior Secured Notes, 11.000% due 11/1/12 (a)	1,290,000
5,715,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10 (c)(e)	2,300,287
1,500,000	Mandalay Resort Group, Senior Subordinated Debentures, 7.625% due 7/15/13	1,190,625
	MGM MIRAGE Inc.:
	Senior Notes:
95,000	8.500% due 9/15/10	94,763
1,555,000	11.375% due 3/1/18 (a)	1,407,275
	Senior Secured Notes:
185,000	10.375% due 5/15/14 (a)	197,950
445,000	11.125% due 11/15/17 (a)	491,725
2,135,000	Senior Subordinated Notes, 8.375% due 2/1/11	1,958,862
1,490,000	Mohegan Tribal Gaming Authority, Senior Secured Notes, 11.500% due 11/1/17 (a)	1,463,925
440,000	Penn National Gaming Inc., Senior Subordinated Notes, 8.750% due 8/15/19 (a)	432,300
1,610,000	Pinnacle Entertainment Inc., Senior Notes, 8.625% due 8/1/17 (a)	1,610,000
1,265,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	1,005,675
1,130,000	Snoqualmie Entertainment Authority, Senior Secured Notes, 4.680% due 2/1/14 (a)(f)	570,650
	Station Casinos Inc.:
	Senior Notes:

See Notes to Schedule of Investments.

Legg Mason Western Asset High Income Fund

Schedule of Investments (unaudited) (continued)	October 31, 2009

Face Amount	Security	Value
Hotels, Restaurants & Leisure - 7.4% (continued)
$940,000	6.000% due 4/1/12 (c)(e)	$217,375
3,305,000	7.750% due 8/15/16 (c)(e)	817,988
150,000	Senior Subordinated Notes, 6.625% due 3/15/18 (c)(e)	6,750
825,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (a)	820,875
775,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Secured Notes, 7.875% due 11/1/17 (a)	765,313

	Total Hotels, Restaurants & Leisure	31,926,713

Household Durables - 1.3%
	American Greetings Corp., Senior Notes:
315,000	7.375% due 6/1/16	307,125
270,000	7.375% due 6/1/16	248,400
2,750,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11 (e)	2,743,125
2,480,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, 9.750% due 9/1/12 (e)	2,349,800

	Total Household Durables	5,648,450

Leisure Equipment & Products - 0.1%
465,000	WMG Acquisition Corp., Senior Secured Notes, 9.500% due 6/15/16 (a)	498,713

Media - 6.0%
	Affinion Group Inc.:
305,000	Senior Notes, 10.125% due 10/15/13	314,150
	Senior Subordinated Notes:
710,000	10.125% due 10/15/13	731,300
4,965,000	11.500% due 10/15/15	5,213,250
	CCH I LLC/CCH I Capital Corp.:
770,000	Senior Notes, 11.000% due 10/1/15 (c)(e)	154,000
5,751,000	Senior Secured Notes, 11.000% due 10/1/15 (c)(e)	1,178,955
1,415,000	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 10/1/13 (c)(e)	1,726,300
2,500,000	Cengage Learning Acquisitions Inc., Senior Subordinated Notes, 13.250% due 7/15/15 (a)	2,362,500
925,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12 (c)(d)(e)	4,625
790,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11 (c)(e)	7,979
2,795,000	Charter Communications Inc., Senior Secured Notes, 12.875% due 9/15/14 (a)	3,102,450
	CSC Holdings Inc., Senior Notes:
1,115,000	8.500% due 6/15/15 (a)	1,183,294
290,000	8.625% due 2/15/19 (a)	311,025
25,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 7.625% due 5/15/16	27,160
	DISH DBS Corp., Senior Notes:
1,040,000	6.625% due 10/1/14	1,016,600
2,960,000	7.875% due 9/1/19	3,045,100
3,415,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16 (c)	187,825
1,045,000	R.H. Donnelley Corp., Senior Discount Notes, 6.875% due 1/15/13 (c)	65,312
1,785,000	Sun Media Corp., Senior Notes, 7.625% due 2/15/13	1,544,025
2,035,000	Univision Communications Inc., Senior Secured Notes, 12.000% due 7/1/14 (a)	2,210,519
690,000	UPC Holding BV, Senior Notes, 9.875% due 4/15/18 (a)	733,125
	Virgin Media Finance PLC:
460,000	Senior Bonds, 9.500% due 8/15/16	488,750
560,000	Senior Notes, 9.125% due 8/15/16	579,600

	Total Media	26,187,844

Multiline Retail - 1.0%
205,000	Dollar General Corp., Senior Notes, 10.625% due 7/15/15	225,500

See Notes to Schedule of Investments.

Legg Mason Western Asset High Income Fund

Schedule of Investments (unaudited) (continued)	October 31, 2009

Face Amount	Security	Value
Multiline Retail - 1.0% (continued)
	Neiman Marcus Group Inc.:
$3,589,578	Senior Notes, 9.000% due 10/15/15 (b)	$3,194,724
1,295,000	Senior Secured Notes, 7.125% due 6/1/28	1,100,750

	Total Multiline Retail	4,520,974

Specialty Retail - 1.0%
	Blockbuster Inc.:
1,530,000	Senior Secured Notes, 11.750% due 10/1/14 (a)	1,457,325
190,000	Senior Subordinated Notes, 9.000% due 9/1/12	101,175
500,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	516,250
160,000	Limited Brands Inc., Senior Notes, 8.500% due 6/15/19 (a)	168,800
2,190,000	Michaels Stores Inc., Senior Notes, 10.000% due 11/1/14	2,200,950

	Total Specialty Retail	4,444,500

Textiles, Apparel & Luxury Goods - 0.6%
2,415,000	Oxford Industries Inc., Senior Secured Notes, 11.375% due 7/15/15	2,608,200

	TOTAL CONSUMER DISCRETIONARY	80,462,034

CONSUMER STAPLES - 1.6%
Food Products - 0.6%
1,010,000	Del Monte Corp., Senior Subordinated Notes, 7.500% due 10/15/19 (a)	1,030,200
720,000	Dole Food Co. Inc., Senior Secured Notes, 8.000% due 10/1/16 (a)	732,600
620,000	Smithfield Foods Inc., Senior Secured Notes, 10.000% due 7/15/14 (a)	654,100

	Total Food Products	2,416,900

Household Products - 0.7%
1,245,000	Reynolds Group DL Escrow Inc./Reynolds Group Escrow LLC, Senior Secured Notes, 7.750% due 10/15/16 (a)	1,251,225
1,825,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	1,875,187

	Total Household Products	3,126,412

Tobacco - 0.3%
	Alliance One International Inc., Senior Notes:
1,050,000	10.000% due 7/15/16 (a)	1,097,250
380,000	10.000% due 7/15/16 (a)	397,100

	Total Tobacco	1,494,350

	TOTAL CONSUMER STAPLES	7,037,662

ENERGY - 14.7%
Energy Equipment & Services - 1.5%
327,000	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	454,300
1,015,000	Basic Energy Services Inc., Senior Secured Notes, 11.625% due 8/1/14 (a)	1,080,975
1,200,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	1,143,000
885,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	867,300
685,000	Hercules Offshore LLC, Senior Secured Notes, 10.500% due 10/15/17 (a)	686,712
1,500,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14	1,471,875
560,000	North American Energy Alliance LLC/North American Energy Alliance Finance Corp., Senior Secured Notes, 10.875% due 6/1/16 (a)	585,200
40,000	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	45,990

	Total Energy Equipment & Services	6,335,352

Oil, Gas & Consumable Fuels - 13.2%
420,000	Adaro Indonesia PT, Notes, 7.625% due 10/22/19 (a)	416,850
1,260,000	Arch Coal Inc., Senior Notes, 8.750% due 8/1/16 (a)	1,297,800
1,760,000	Atlas Pipeline Partners LP, Senior Notes, 8.750% due 6/15/18	1,416,800
5,275,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	4,879,375
1,195,000	Berry Petroleum Co., Senior Notes, 10.250% due 6/1/14	1,284,625
	Chesapeake Energy Corp., Senior Notes:
1,880,000	6.375% due 6/15/15	1,800,100

See Notes to Schedule of Investments.

Legg Mason Western Asset High Income Fund

Schedule of Investments (unaudited) (continued)	October 31, 2009

Face Amount	Security	Value
Oil, Gas & Consumable Fuels - 13.2% (continued)
$4,505,000	6.250% due 1/15/18	$4,144,600
1,520,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	1,516,200
560,000	Concho Resources Inc., Senior Notes, 8.625% due 10/1/17	579,600
3,559,079	Corral Petroleum Holdings AB, Senior Secured Subordinated Bonds, 5.284% due 4/15/10 (a)(b)(f)	3,007,422
	El Paso Corp.:
360,000	Medium-Term Notes, 7.800% due 8/1/31	339,089
80,000	Senior Notes, 8.250% due 2/15/16	83,216
350,000	Encore Acquisition Co., Senior Subordinated Notes, 9.500% due 5/1/16	375,375
	Enterprise Products Operating LLP:
1,300,000	Junior Subordinated Notes, 8.375% due 8/1/66 (f)	1,275,611
665,000	Subordinated Notes, 7.034% due 1/15/68 (f)	612,723
2,280,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	2,280,000
1,485,000	Forest Oil Corp., Senior Notes, 8.500% due 2/15/14 (a)	1,514,700
2,890,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	2,759,950
	Mariner Energy Inc., Senior Notes:
1,695,000	7.500% due 4/15/13	1,661,100
555,000	8.000% due 5/15/17	524,475
1,045,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes, 8.750% due 4/15/18	1,073,738
1,745,000	Murray Energy Corp., Senior Secured Notes, 10.250% due 10/15/15 (a)	1,736,275
	OPTI Canada Inc., Senior Secured Notes:
960,000	7.875% due 12/15/14	753,600
285,000	8.250% due 12/15/14	225,150
	Petrohawk Energy Corp., Senior Notes:
1,275,000	9.125% due 7/15/13	1,326,000
480,000	7.875% due 6/1/15	487,200
	Petroplus Finance Ltd., Senior Notes:
900,000	6.750% due 5/1/14 (a)	846,000
630,000	7.000% due 5/1/17 (a)	573,300
	Plains Exploration & Production Co., Senior Notes:
1,160,000	10.000% due 3/1/16	1,247,000
1,190,000	8.625% due 10/15/19	1,198,925
	Quicksilver Resources Inc., Senior Notes:
1,430,000	8.250% due 8/1/15	1,404,975
1,105,000	11.750% due 1/1/16	1,232,075
4,315,000	SandRidge Energy Inc., Senior Notes, 8.625% due 4/1/15 (b)	4,401,300
4,670,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)(c)(e)	303,550
865,000	Teekay Corp., Senior Notes, 8.875% due 7/15/11	890,950
	Tennessee Gas Pipeline Co., Senior Notes:
1,540,000	8.375% due 6/15/32	1,838,461
600,000	8.000% due 2/1/16	687,650
1,955,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (c)	283,475
1,855,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (a)	1,720,512
2,215,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	2,217,769
1,017,000	Williams Cos. Inc., Notes, 7.875% due 9/1/21	1,111,906

	Total Oil, Gas & Consumable Fuels	57,329,422

	TOTAL ENERGY	63,664,774

FINANCIALS - 13.7%
Capital Markets - 0.1%
1,475,000	Lehman Brothers Holdings Inc., Medium-Term Notes, Senior Notes, 5.250% due 2/6/12 (c)	239,688

Commercial Banks - 1.4%
940,000	BAC Capital Trust VI, Capital Securities, Junior Subordinated Notes, 5.625% due 3/8/35	735,722
100,000	BankAmerica Institutional Capital B, Junior Subordinated Bonds, 7.700% due 12/31/26 (a)	96,000

See Notes to Schedule of Investments.

Legg Mason Western Asset High Income Fund

Schedule of Investments (unaudited) (continued)	October 31, 2009

Face Amount	Security	Value
Commercial Banks - 1.4% (continued)
$700,000	Credit Agricole SA, Subordinated Notes, 8.375% due 10/13/19 (a)(f)(g)	$738,718
760,000	Rabobank Nederland NV, Junior Subordinated Notes, 11.000% due 6/30/19 (a)(f)(g)	956,528
	Royal Bank of Scotland Group PLC, Subordinated Notes:
790,000	5.000% due 11/12/13	709,948
340,000	5.050% due 1/8/15	299,507
2,165,000	Wells Fargo Capital XIII, Medium-Term Notes, 7.700% due 3/26/13 (f)(g)	2,024,275
400,000	Wells Fargo Capital XV, Junior Subordinated Notes, 9.750% due 9/26/13 (f)(g)	432,000

	Total Commercial Banks	5,992,698

Consumer Finance - 4.5%
2,805,000	FMG Finance Pty Ltd., Senior Secured Notes, 10.625% due 9/1/16 (a)	3,092,512
	Ford Motor Credit Co., Senior Notes:
1,269,000	5.549% due 6/15/11 (f)	1,232,516
470,000	3.034% due 1/13/12 (f)	418,888
9,110,000	12.000% due 5/15/15	10,269,913
	GMAC LLC:
5,320,000	Senior Notes, 8.000% due 11/1/31 (a)	4,601,800
180,000	Subordinated Notes, 8.000% due 12/31/18 (a)	149,400

	Total Consumer Finance	19,765,029

Diversified Financial Services - 4.6%
1,500,000	AAC Group Holding Corp., Senior Discount Notes, 10.250% due 10/1/12 (a)	1,470,000
1,150,000	Capital One Capital V, Junior Subordinated Notes, Cumulative Trust Preferred Securities, 10.250% due 8/15/39	1,315,778
2,310,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	1,905,750
	CIT Group Inc., Senior Notes:
545,000	4.125% due 11/3/09 (c)	369,238
1,835,000	0.759% due 3/12/10 (c)(f)	1,213,394
280,000	Countrywide Capital III, Junior Subordinated Notes, 8.050% due 6/15/27	269,065
1,120,000	Fresenius U.S. Finance II Inc., Senior Notes, 9.000% due 7/15/15 (a)	1,237,600
200,000	International Lease Finance Corp., Medium-Term Notes, Senior Notes, 5.750% due 6/15/11	179,717
2,195,000	JPMorgan Chase & Co., Junior Subordinated Notes, 7.900% due 4/30/18 (f)(g)	2,214,180
1,610,000	Leucadia National Corp., Senior Notes, 8.125% due 9/15/15	1,638,175
2,000,000	Realogy Corp., 13.500% due 10/15/17	2,061,666
	TNK-BP Finance SA:
1,486,000	7.875% due 3/13/18 (a)	1,508,290
	Senior Notes:
100,000	7.500% due 7/18/16 (a)	101,813
725,000	7.875% due 3/13/18 (a)	737,687
2,425,000	Vanguard Health Holdings Co., I LLC, Senior Discount Notes, 11.250% due 10/1/15	2,558,375
1,090,000	Vanguard Health Holdings Co., II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	1,139,050

	Total Diversified Financial Services	19,919,778

Insurance - 1.1%
	American International Group Inc.:
870,000	Junior Subordinated Notes, 8.175% due 5/15/58 (f)	528,525
	Medium-Term Notes, Senior Notes:
2,445,000	5.450% due 5/18/17	1,856,036
595,000	5.850% due 1/16/18	448,922
	Senior Notes:
360,000	5.600% due 10/18/16	276,461
1,440,000	8.250% due 8/15/18	1,229,073

See Notes to Schedule of Investments.

Legg Mason Western Asset High Income Fund

Schedule of Investments (unaudited) (continued)	October 31, 2009

Face Amount	Security	Value
Insurance - 1.1% (continued)
$610,000	MetLife Capital Trust IV, Junior Subordinated Notes, 7.875% due 12/15/37 (a)	$599,325

	Total Insurance	4,938,342

Real Estate Investment Trusts (REITs) - 0.1%
445,000	Host Hotels & Resorts, LP, Senior Notes, 6.375% due 3/15/15	427,200
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
158,000	9.000% due 5/1/12	166,295
50,000	6.500% due 6/1/16	48,000

	Total Real Estate Investment Trusts (REITs)	641,495

Real Estate Management & Development - 0.8%
1,055,600	Ashton Woods USA LLC, Ashton Woods Finance Co., Senior Subordinated Notes, step bond to yield 16.209% due 6/30/15 (a)(d)(e)	395,850
830,000	Forest City Enterprises Inc., Senior Notes, 6.500% due 2/1/17	668,150
	Realogy Corp.:
2,945,000	Senior Notes, 10.500% due 4/15/14	2,120,400
268,160	Senior Toggle Notes, 11.000% due 4/15/14 (b)	178,326

	Total Real Estate Management & Development	3,362,726

Thrifts & Mortgage Finance - 1.1%
5,510,000	Ocwen Capital Trust I, Junior Subordinated Capital Securities, 10.875% due 8/1/27	4,848,800

	TOTAL FINANCIALS	59,708,556

HEALTH CARE - 6.5%
Biotechnology - 0.2%
670,000	Talecris Biotherapeutics Holdings Corp., Senior Notes, 7.750% due 11/15/16 (a)	681,725

Health Care Equipment & Supplies - 0.6%
	Biomet Inc.:
450,000	Senior Notes, 10.000% due 10/15/17	488,812
1,755,000	Senior Toggle Notes, 10.375% due 10/15/17 (b)	1,897,594
170,000	Fresenius Medical Care Capital Trust IV, Senior Subordinated Notes, 7.875% due 6/15/11	173,825

	Total Health Care Equipment & Supplies	2,560,231

Health Care Providers & Services - 5.7%
3,630,000	CRC Health Corp., Senior Subordinated Notes, 10.750% due 2/1/16	2,867,700
1,630,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	1,617,775
	HCA Inc.:
	Notes:
270,000	9.000% due 12/15/14	272,738
573,000	7.690% due 6/15/25	494,879
	Senior Secured Notes:
3,513,000	9.625% due 11/15/16 (b)	3,736,954
3,035,000	7.875% due 2/15/20 (a)	3,133,637
1,328,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	1,367,840
	Tenet Healthcare Corp., Senior Notes:
1,551,000	7.375% due 2/1/13	1,519,980
992,000	9.000% due 5/1/15 (a)	1,054,000
2,177,000	10.000% due 5/1/18 (a)	2,411,028
	Universal Hospital Services Inc., Senior Secured Notes:
780,000	4.635% due 6/1/15 (f)	659,100
715,000	8.500% due 6/1/15 (b)	711,425
4,000,000	US Oncology Holdings Inc., Senior Notes, 7.178% due 3/15/12 (b)(f)	3,540,000
1,225,000	US Oncology Inc., Senior Secured Notes, 9.125% due 8/15/17 (a)	1,298,500

	Total Health Care Providers & Services	24,685,556

See Notes to Schedule of Investments.

Legg Mason Western Asset High Income Fund

Schedule of Investments (unaudited) (continued)	October 31, 2009

Face Amount	Security	Value
Pharmaceuticals - 0.0%
$160,000	Elan Corp. PLC, Senior Notes, 8.750% due 10/15/16 (a)	$149,200
6,655,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (c)(e)	8,984

	Total Pharmaceuticals	158,184

	TOTAL HEALTH CARE	28,085,696

INDUSTRIALS - 12.1%
Aerospace & Defense - 1.7%
190,000	Freedom Group Inc., Senior Secured Notes, 10.250% due 8/1/15 (a)	201,400
4,786,787	Hawker Beechcraft Acquisition Co., Senior Notes, 8.875% due 4/1/15 (b)	3,308,866
2,075,000	L-3 Communications Corp., Senior Subordinated Notes, 5.875% due 1/15/15	2,028,313
1,735,000	TransDigm Inc., Senior Subordinated Notes, 7.750% due 7/15/14 (a)	1,752,350

	Total Aerospace & Defense	7,290,929

Airlines - 2.4%
410,000	American Airlines Inc., Senior Secured Notes, 10.500% due 10/15/12 (a)	422,300
1,260,000	Continental Airlines Inc., Pass-Through Certificates, 7.339% due 4/19/14	1,134,000
5,275,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)	4,351,875
	Delta Air Lines Inc.:
	Pass-Through Certificates:
1,645,000	7.711% due 9/18/11	1,579,200
1,260,095	8.954% due 8/10/14 (d)	1,080,531
	Senior Secured Notes:
670,000	9.500% due 9/15/14 (a)	686,750
740,000	12.250% due 3/15/15 (a)	703,000
	United Airlines Inc., Pass-Through Certificates:
316,338	8.030% due 7/1/11 (c)	404,912
116,358	7.186% due 10/1/12	115,195
24,395	Senior Secured Notes, 7.032% due 10/1/10 (d)	24,090

	Total Airlines	10,501,853

Building Products - 1.9%
	Associated Materials Inc.:
3,755,000	Senior Discount Notes, 11.250% due 3/1/14	3,473,375
1,350,000	Senior Subordinated Notes, 9.750% due 4/15/12	1,380,375
1,350,000	Associated Materials LLC/Associated Materials Finance Inc., Senior Secured Notes, 9.875% due 11/15/16 (a)	1,390,500
1,690,000	Nortek Inc., Senior Secured Notes, 10.000% due 12/1/13 (e)	1,719,575
3,204,000	NTK Holdings Inc., Senior Discount Notes, 10.750% due 3/1/14 (c)(e)	116,145
230,000	USG Corp., Senior Notes, 9.750% due 8/1/14 (a)	242,650

	Total Building Products	8,322,620

Commercial Services & Supplies - 2.2%
730,000	ACCO Brands Corp., Senior Secured Notes, 10.625% due 3/15/15 (a)	784,750
	Altegrity Inc., Senior Subordinated Notes:
335,000	10.500% due 11/1/15 (a)	286,425
2,735,000	11.750% due 5/1/16 (a)	2,188,000
1,719,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	1,761,975
740,000	Geo Group Inc., Senior Notes, 7.750% due 10/15/17 (a)	754,800
	RSC Equipment Rental Inc.:
2,675,000	Senior Notes, 9.500% due 12/1/14	2,654,937
925,000	Senior Secured Notes, 10.000% due 7/15/17 (a)	1,008,250

	Total Commercial Services & Supplies	9,439,137

Machinery - 0.3%
1,060,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	969,900

See Notes to Schedule of Investments.

Legg Mason Western Asset High Income Fund

Schedule of Investments (unaudited) (continued)	October 31, 2009

Face Amount	Security	Value
Machinery - 0.3% (continued)
$190,000	Navistar International Corp., Senior Notes, 8.250% due 11/1/21	$186,438

	Total Machinery	1,156,338

Marine - 0.4%
1,730,000	Trico Shipping AS, Senior Secured Notes, 11.875% due 11/1/14 (a)	1,777,575

Road & Rail - 2.0%
	Kansas City Southern de Mexico, Senior Notes:
4,020,000	9.375% due 5/1/12	4,120,500
1,440,000	7.625% due 12/1/13	1,389,600
235,000	7.375% due 6/1/14	223,250
485,000	12.500% due 4/1/16 (a)	546,837
2,295,000	RailAmerica Inc., Senior Secured Notes, 9.250% due 7/1/17 (a)	2,409,750

	Total Road & Rail	8,689,937

Trading Companies & Distributors - 1.1%
935,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	925,650
365,000	Ashtead Holdings PLC, Senior Secured Notes, 8.625% due 8/1/15 (a)	361,350
1,705,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	1,649,588
3,275,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)(e)	1,866,750

	Total Trading Companies & Distributors	4,803,338

Transportation Infrastructure - 0.1%
	Swift Transportation Co., Senior Secured Notes:
405,000	8.190% due 5/15/15 (a)(f)	281,475
320,000	12.500% due 5/15/17 (a)	238,400

	Total Transportation Infrastructure	519,875

	TOTAL INDUSTRIALS	52,501,602

INFORMATION TECHNOLOGY - 1.2%
IT Services - 0.8%
1,390,000	Ceridian Corp., Senior Notes, 12.250% due 11/15/15 (b)	1,257,950
1,735,000	First Data Corp., Senior Notes, 9.875% due 9/24/15	1,583,188
500,000	SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15	518,125

	Total IT Services	3,359,263

Semiconductors & Semiconductor Equipment - 0.4%
	Freescale Semiconductor Inc.:
	Senior Notes:
1,110,000	8.875% due 12/15/14	907,425
316,663	9.875% due 12/15/14 (b)	239,080
885,000	Senior Subordinated Notes, 10.125% due 12/15/16	632,775

	Total Semiconductors & Semiconductor Equipment	1,779,280

	TOTAL INFORMATION TECHNOLOGY	5,138,543

MATERIALS - 8.3%
Chemicals - 0.7%
1,300,000	Ashland Inc., Senior Notes, 9.125% due 6/1/17 (a)	1,407,250
980,000	Solutia Inc., Senior Notes, 8.750% due 11/1/17	1,019,200
670,000	Terra Capital Inc., Senior Notes, 7.750% due 11/1/19 (a)	676,700

	Total Chemicals	3,103,150

Construction Materials - 0.1%
510,000	Headwaters Inc., Senior Secured Notes, 11.375% due 11/1/14 (a)	513,825

Containers & Packaging - 0.9%
375,000	Berry Plastics Escrow LLC/Berry Plastics Escrow Corp., Senior Secured Notes, 8.250% due 11/15/15 (a)	369,375
625,000	BWAY Corp., Senior Subordinated Notes, 10.000% due 4/15/14 (a)	667,187
	Graham Packaging Co. L.P.:
500,000	Senior Notes, 8.500% due 10/15/12	506,250

See Notes to Schedule of Investments.

Legg Mason Western Asset High Income Fund

Schedule of Investments (unaudited) (continued)	October 31, 2009

Face Amount	Security	Value
Containers & Packaging - 0.9% (continued)
$820,000	Senior Subordinated Notes, 9.875% due 10/15/14	$840,500
1,925,000	Radnor Holdings Inc., Senior Notes, 11.000% due 3/15/10 (c)(d)(e)	0
1,535,000	Solo Cup Co., Senior Secured Notes, 10.500% due 11/1/13 (a)	1,634,775

	Total Containers & Packaging	4,018,087

Metals & Mining - 2.4%
2,690,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	2,609,300
2,147,198	Noranda Aluminium Acquisition Corp., Senior Notes, 6.163% due 5/15/15 (b)(f)	1,519,143
	Novelis Inc., Senior Notes:
2,680,000	7.250% due 2/15/15	2,418,700
650,000	11.500% due 2/15/15 (a)	679,250
2,320,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15	2,285,200
	Teck Resources Ltd., Senior Secured Notes:
370,000	9.750% due 5/15/14	417,175
560,000	10.250% due 5/15/16	648,200

	Total Metals & Mining	10,576,968

Paper & Forest Products - 4.2%
4,775,000	Abitibi-Consolidated Co. of Canada, Senior Secured Notes, 13.750% due 4/1/11 (a)(c)	4,942,125
4,218,000	Appleton Papers Inc., Senior Secured Notes, 11.250% due 12/15/15 (a)	3,574,755
1,895,000	Georgia-Pacific LLC, Senior Notes, 8.250% due 5/1/16 (a)	2,018,175
	NewPage Corp., Senior Secured Notes:
330,000	6.733% due 5/1/12 (f)	212,850
235,000	10.000% due 5/1/12	155,100
2,275,000	11.375% due 12/31/14 (a)	2,280,687
2,667,541	Newpage Holding Corp., Senior Notes, 8.579% due 11/1/13 (b)(f)	766,918
570,000	PE Paper Escrow GmbH, Senior Secured Notes, 12.000% due 8/1/14 (a)	625,285
1,525,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	1,212,375
	Verso Paper Holdings LLC:
890,000	9.125% due 8/1/14	743,150
1,425,000	Senior Secured Notes, 11.500% due 7/1/14 (a)	1,524,750

	Total Paper & Forest Products	18,056,170

	TOTAL MATERIALS	36,268,200

TELECOMMUNICATION SERVICES - 9.0%
Diversified Telecommunication Services - 5.6%
930,000	CC Holdings GS V LLC, Senior Secured Notes, 7.750% due 5/1/17 (a)	981,150
695,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	531,675
685,000	Frontier Communications Corp., Senior Notes, 8.125% due 10/1/18	690,994
3,570,000	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10 (c)(d)(e)	0
1,170,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15 (c)(e)	117
1,330,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	1,423,100
625,000	Intelsat Corp., Senior Notes, 9.250% due 8/15/14	639,063
5,000,000	Intelsat Intermediate Holding Co., Ltd., Senior Discount Notes, step bond to yield 11.671% due 2/1/15	4,993,750
	Intelsat Jackson Holdings Ltd., Senior Notes:
665,000	9.500% due 6/15/16	701,575
1,005,000	11.500% due 6/15/16	1,060,275
	Level 3 Financing Inc., Senior Notes:
2,555,000	12.250% due 3/15/13	2,676,362
1,850,000	9.250% due 11/1/14	1,655,750
1,830,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (a)	1,912,350
1,870,000	Qwest Communications International Inc., Senior Notes, 8.000% due 10/1/15 (a)	1,865,325
	Wind Acquisition Finance SA:

See Notes to Schedule of Investments.

Legg Mason Western Asset High Income Fund

Schedule of Investments (unaudited) (continued)	October 31, 2009

Face Amount	Security	Value
Diversified Telecommunication Services - 5.6% (continued)
$2,630,000	Senior Bonds, 10.750% due 12/1/15 (a)	$2,853,550
520,000	Senior Notes, 11.750% due 7/15/17 (a)	590,200
	Windstream Corp., Senior Notes:
1,350,000	8.625% due 8/1/16	1,393,875
215,000	7.875% due 11/1/17 (a)	218,225

	Total Diversified Telecommunication Services	24,187,336

Wireless Telecommunication Services - 3.4%
1,790,000	ALLTEL Communications Inc., Senior Toggle Notes, 10.375% due 12/1/17 (a)(b)(e)	2,176,468
1,330,000	Cricket Communications Inc., Senior Secured Notes, 7.750% due 5/15/16 (a)	1,333,325
	Sprint Capital Corp., Senior Notes:
2,470,000	7.625% due 1/30/11	2,510,137
1,810,000	8.375% due 3/15/12	1,841,675
5,620,000	8.750% due 3/15/32	4,889,400
2,330,000	True Move Co., Ltd., Notes, 10.750% due 12/16/13 (a)	2,236,800

	Total Wireless Telecommunication Services	14,987,805

	TOTAL TELECOMMUNICATION SERVICES	39,175,141

UTILITIES - 7.0%
Electric Utilities - 0.8%
4,530,000	Texas Competitive Electric Holdings Co. LLC, Senior Notes, 10.250% due 11/1/15	3,238,950

Gas Utilities - 0.3%
1,300,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	1,293,500

Independent Power Producers & Energy Traders - 5.9%
	AES Corp., Senior Notes:
665,000	9.750% due 4/15/16 (a)	728,175
730,000	8.000% due 10/15/17	737,300
1,940,000	8.000% due 6/1/20	1,949,700
4,525,000	Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19	3,834,938
	Edison Mission Energy, Senior Notes:
2,240,000	7.750% due 6/15/16	1,937,600
980,000	7.200% due 5/15/19	786,450
1,765,000	7.625% due 5/15/27	1,253,150
	Energy Future Holdings Corp., Senior Notes:
2,750,000	10.875% due 11/1/17	1,925,000
13,107,000	11.250% due 11/1/17 (b)	8,585,085
	Mirant Mid Atlantic LLC, Pass-Through Certificates:
366,756	9.125% due 6/30/17	370,424
925,580	10.060% due 12/30/28	952,190
850,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	841,500
1,060,000	NRG Energy Inc., Senior Notes, 7.375% due 1/15/17	1,052,050
910,000	RRI Energy Inc., Senior Notes, 7.875% due 6/15/17	896,350

	Total Independent Power Producers & Energy Traders	25,849,912

	TOTAL UTILITIES	30,382,362

	TOTAL CORPORATE BONDS & NOTES (Cost - $449,957,265)	402,424,570

ASSET-BACKED SECURITY - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
9,215,241	Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19 (c)(d)(e) (Cost - $10,260,573)	0

See Notes to Schedule of Investments.

Legg Mason Western Asset High Income Fund

Schedule of Investments (unaudited) (continued)	October 31, 2009

Face Amount	Security	Value
COLLATERALIZED SENIOR LOANS - 3.0%
CONSUMER DISCRETIONARY - 1.0%
Auto Components - 0.8%
	Allison Transmission Inc.:
$243,468	Term Loan, 5.450% due 8/17/14 (f)	$219,077
3,469,864	Term Loan B, 4.996% due 8/7/14 (f)	3,122,257

	Total Auto Components	3,341,334

Media - 0.1%
968,305	Idearc Inc., Term Loan B, 4.000% due 11/1/14 (c)(f)	442,826

Specialty Retail - 0.1%
749,359	Michaels Stores Inc., Term Loan B, 2.676% due 10/31/13 (f)	672,843

	TOTAL CONSUMER DISCRETIONARY	4,457,003

ENERGY - 0.6%
Energy Equipment & Services - 0.6%
2,906,177	Turbo Beta Ltd., Term Loan, 14.500% due 3/15/18 (e)(f)	2,557,436

FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
1,000,000	CIT Group Inc., Term Loan, 10.276% due 1/18/12 (f)	1,040,000

INDUSTRIALS - 0.6%
Aerospace & Defense - 0.3%
38,362	Hawker Beechcraft Acquisition Co., Term Loan, 2.598% due 3/26/14 (f)	30,497
1,455,612	Hawker Beechcraft, Term Loan B, 2.598% due 3/26/14 (f)	1,157,212

	Total Aerospace & Defense	1,187,709

Airlines - 0.3%
1,538,964	United Airlines Inc., Term Loan B, 2.331% due 1/12/14 (f)	1,213,033

Trading Companies & Distributors - 0.0%
1,971,955	Penhall International Corp., Term Loan, 12.375% due 4/1/12 (f)	108,458

	TOTAL INDUSTRIALS	2,509,200

MATERIALS - 0.6%
Chemicals - 0.5%
	Lyondell Chemical Co., Term Loan:
1,000,000	4.925% due 12/15/09	950,833
1,975,077	5.810% due 12/20/14 (f)	1,128,262

	Total Chemicals	2,079,095

Containers & Packaging - 0.1%
498,721	Berry Plastics Group Inc., Term Loan C, 2.275% due 4/3/15 (f)	429,732

	TOTAL MATERIALS	2,508,827

	TOTAL COLLATERALIZED SENIOR LOANS (Cost - $14,211,989)	13,072,466

CONVERTIBLE BONDS & NOTES - 0.7%
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
980,000	Virgin Media Inc., Senior Notes, 6.500% due 11/15/16 (a)	1,041,250

FINANCIALS - 0.1%
Real Estate Investment Trusts (REITs) - 0.1%
200,000	Ventas Inc., Senior Notes, 3.875% due 11/15/11 (a)	219,250

INDUSTRIALS - 0.4%
Airlines - 0.0%
115,000	AMR Corp., Senior Notes, 6.250% due 10/15/14	94,013

Machinery - 0.0%
80,000	Navistar International Corp., Senior Subordinated Notes, 3.000% due 10/15/14	75,700

See Notes to Schedule of Investments.

Legg Mason Western Asset High Income Fund

Schedule of Investments (unaudited) (continued)	October 31, 2009

Face Amount	Security	Value
Marine - 0.4%
$2,215,000	Horizon Lines Inc., Senior Notes, 4.250% due 8/15/12	$1,758,156

	TOTAL INDUSTRIALS	1,927,869

	TOTAL CONVERTIBLE BONDS & NOTES (Cost - $3,015,670)	3,188,369

Shares
COMMON STOCKS - 0.3%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
185,784	Aurora Foods Inc. (d)(e)*	0

INFORMATION TECHNOLOGY - 0.0%
Computers & Peripherals - 0.0%
4,056	Axiohm Transaction Solutions Inc. (d)(e)*	0

MATERIALS - 0.3%
Chemicals - 0.3%
80,179	Georgia Gulf Corp. *	1,152,172
3	Pliant Corp. (d)(e)*	0

	TOTAL MATERIALS	1,152,172

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
7,716	McLeodUSA Inc., Class A Shares (d)(e)*	0
18,375	Pagemart Wireless (d)(e)*	184
1,571	World Access Inc. (e)*	5

	TOTAL TELECOMMUNICATION SERVICES	189

	TOTAL COMMON STOCKS (Cost - $4,294,769)	1,152,361

CONVERTIBLE PREFERRED STOCKS - 0.7%
FINANCIALS - 0.7%
Diversified Financial Services - 0.7%
3,560	Bank of America Corp., 7.250% due 12/31/49 (Cost - $3,569,019)	2,980,930

PREFERRED STOCKS - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
6	ION Media Networks Inc., Series B, 12.000% (d)(e)*	0

FINANCIALS - 0.2%
Consumer Finance - 0.2%
1,622	Preferred Blocker Inc., 7.000% (a)	990,586

	TOTAL PREFERRED STOCKS (Cost - $754,992)	990,586

Warrants
WARRANTS - 0.0%
1,989	Buffets Restaurant Holdings, Expires 4/28/14(d)(e)*	0
3,305	GT Group Telecom Inc., Class B Shares, Expires 2/1/10(a)(d)(e)*	0
1,835	Jazztel PLC, Expires 7/15/10(a)(d)(e)*	0
1	Turbo Beta Ltd., Expires 11/1/14(d)*	0
375	UbiquiTel Inc., Expires 4/15/10(a)(d)(e)*	0

	TOTAL WARRANTS (Cost - $282,072)	0

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $486,346,349)	423,809,282

See Notes to Schedule of Investments.

Legg Mason Western Asset High Income Fund

Schedule of Investments (unaudited) (continued)	October 31, 2009

Face Amount	Security	Value
SHORT-TERM INVESTMENT - 1.8%
Repurchase Agreement - 1.8%
$7,847,000	Morgan Stanley tri-party repurchase agreement dated 10/30/09, 0.050% due 11/2/09; Proceeds at maturity - 7,847,033; (Fully collateralized by U.S. government agency obligation, 3.170% due 9/15/14; Market value - $8,076,799) (Cost - $7,847,000)	$7,847,000

	TOTAL INVESTMENTS - 99.3% (Cost - $494,193,349#)	431,656,282
	Other Assets in Excess of Liabilities - 0.7%	3,188,738

	TOTAL NET ASSETS - 100.0%	$434,845,020

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(c)	The coupon payment on these securities is currently in default as of October 31, 2009.

(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(e)	Illiquid security.

(f)	Variable rate security. Interest rate disclosed is that which is in effect at October 31, 2009.

(g)	Security has no maturity date. The date shown represents the next call date.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

GMAC	— General Motors Acceptance Corp.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Western Asset High Income Fund (formerly known as Legg Mason Partners High Income Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of the business of that market. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (formerly Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments:
Corporate bonds & notes	—	$402,028,720	$395,850	$402,424,570
Asset-backed security	—	—	0	0
Collateralized senior loans	—	13,072,466	—	13,072,466
Convertible bonds & notes	—	3,188,369	—	3,188,369
Common stocks:
Consumer staples	—	—	0	0
Information technology	—	—	0	0
Materials	$1,152,172	—	0	1,152,172

Notes to Schedule of Investments (unaudited) (continued)

Telecommunication services	$5	—	$184	$189
Convertible preferred stocks	2,980,930	—	—	2,980,930
Preferred stocks:
Consumer discretionary	—	—	0	0
Financials	—	$990,586	—	990,586
Warrants	—	—	0	0

Total long-term investments	$4,133,107	$419,280,141	$396,034	$423,809,282

Short-term investment†	—	7,847,000	—	7,847,000

Total investments	$4,133,107	$427,127,141	$396,034	$431,656,282

†	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	CORPORATE BONDS & NOTES	ASSET-BACKED SECURITIES	COMMON STOCKS	PREFERRED STOCKS	WARRANTS	TOTAL
Balance as of July 31, 2009	$395,850	$0	184	$0	$0	$396,034
Accrued premiums/discounts	42,805	—	—	—	—	42,805
Realized gain/(loss)(1)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)(2)	(42,805)	—	—	—	—	(42,805)
Net purchases (sales)	—	—	—	—	—	—
Net transfers in and/or out of Level 3	—	—	—	—	—	—

Balance as of October 31, 2009	$395,850	$0	$184	$0	$0	$396,034

Net unrealized appreciation (depreciation) for investments in securities still held at October 31, 2009	$(5,522,154)	$(10,260,573)	$(1,183,543)	$(268,213)	$(282,072)	$(17,516,555)

(1)	This amount is included in net realized gain (loss) from investment transactions.

(2)

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the

Notes to Schedule of Investments (unaudited) (continued)

adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(e) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At October 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$25,618,861
Gross unrealized depreciation	(88,155,928)

Net unrealized depreciation	$(62,537,067)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (formerly Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

At October 31, 2009, the Fund did not have any derivative instruments outstanding.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	December 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	December 23, 2009

By:	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	December 23, 2009